Related party transactions - Loans to shareholders (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 14,795	$ 123
ECL of loans receivable from related party	3,282	0
Employees
Disclosure of transactions between related parties [line items]
Loans to shareholders	356	$ 123
Castcrown Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	4,455
MX Capital Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 9,984